FINANCIAL INSTRUMENTS (Details 23) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	$ (6,385)
Allowance account for credit losses of financial assets	(7,570)	$ (6,385)
In accordance with IFRS 9 [member]
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	(7,960)	(8,792)	$ (8,000)
Increase in allowance for trade receivables recognised in profit or loss during the year	3,507	1,097	2,229
Receivables written off during the year as uncollectible	0	(321)	(216)
Unused amount reversed	(1,037)	(1,608)	(1,221)
Allowance account for credit losses of financial assets	$ (10,430)	$ (7,960)	$ (8,792)